PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET [Text Block]
NOTE 10:-	PROPERTY, PLANT AND EQUIPMENT, NET

	Buildings and improvements	Production equipment and furniture	Greenhouse structure	Computer, software and equipment	Motor vehicles	Total
Cost:

Balance at January 1, 2022	$23,156	$8,270	$2,182	$1,039	$370	$35,017
Additions during the year	267	795	49	240	211	1,562
Deconsolidation of Trichome	(13,770)	(4,186)	-	(302)	(52)	(18,310)
Foreign currency translation	(104)	(173)	(120)	(46)	(79)	(522)

Balance at December 31, 2022	9,549	4,706	2,111	931	450	17,747
Additions during the year	387	41	-	66	87	581
Foreign currency translation	(37)	(8)	-	(75)	(26)	(146)

Balance at December 31, 2023	9,899	4,739	2,111	922	511	18,182

Accumulated depreciation:

Balance at January 1, 2022	1,742	1,952	676	333	46	4,749
Depreciation during the year	1,549	988	139	286	82	3,044
Impairment	5,258	1,931	1,377	52	37	8,655
Deconsolidation of Trichome	(2,428)	(1,095)	-	(121)	(21)	(3,665)
Foreign currency translation	(28)	(119)	(81)	(17)	(12)	(257)

Balance at December 31, 2022	6,093	3,657	2,111	533	132	12,526
Depreciation during the year	218	135	-	215	76	644
Foreign currency translation	(10)	-	-	(30)	(6)	(46)

Balance at December 31, 2023	6,301	3,792	2,111	718	202	13,124

Depreciated cost at December 31, 2023	$3,598	$947	$-	$204	$309	$5,058

Depreciated cost at December 31, 2022	$3,456	$1,049	$-	$398	$318	$5,221